Estimated Carrying and Fair Values of Financial Instrument Assets and (Liabilities) Not Measured at Fair Value on Recurring Basis (Detail) (Financial Instruments Not Measured at Fair Value on a Recurring Basis, USD $)
In Millions, unless otherwise specified
	Nov. 30, 2012		Nov. 30, 2011
Carrying Value
Assets
Cash and cash equivalents	$ 269	[1]	$ 358	[1]
Long-term other assets	39	[2]	42	[2]
Total	308		400
Liabilities
Total	8,902		9,353
Carrying Value | Fixed Rate
Liabilities
Debt	5,195	[3]	6,251	[3]
Carrying Value | Floating Rate
Liabilities
Debt	3,707	[3]	3,102	[3]
Fair Value | Level 1
Assets
Cash and cash equivalents	269	[1]	358	[1]
Long-term other assets	1	[2]	2	[2]
Total	270		360
Fair Value | Level 2
Assets
Long-term other assets	36	[2]	39	[2]
Total	36		39
Liabilities
Total	9,531		9,772
Fair Value | Level 2 | Fixed Rate
Liabilities
Debt	5,825	[3]	6,715	[3]
Fair Value | Level 2 | Floating Rate
Liabilities
Debt	$ 3,706	[3]	$ 3,057	[3]

[1]	Cash and cash equivalents are comprised of cash on hand and time deposits and, due to their short maturities, the carrying values approximate their fair values.
[2]	At November 30, 2012 and 2011, substantially all of our long-term other assets were comprised of notes and other receivables. The fair values of notes and other receivables were based on estimated future cash flows discounted at appropriate market interest rates.
[3]	The net difference between the fair value of our fixed rate debt and its carrying value was due to the market interest rates in existence at November 30, 2012 and 2011 being lower than the fixed interest rates on these debt obligations, including the impact of changes in our credit ratings, if any. The net difference between the fair value of our floating rate debt and its carrying value was due to the market interest rates in existence at November 30, 2012 and 2011 being slightly higher than the floating interest rates on these debt obligations, including the impact of changes in our credit ratings, if any. The fair values of our publicly-traded notes were based on their unadjusted quoted market prices in active markets. The fair values of our other debt were estimated based on appropriate market interest rates being applied to this debt.